Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Other Intangible Assets

Finite-lived other intangible assets consist of the following:

(in thousands)	Brands EUR	Intellectual property EUR	Developed technology EUR	Customer relationships EUR	Other EUR	Total EUR
Cost
Balance, January 1, 2013	-	54,908	49,031	8,733	2,231	114,903
Acquisitions through business combinations	13,280	-	427,797	162,980	-	604,057
Additions	-	4,000	-	-	-	4,000
Effect of changes in exchange rates	(726)	-	(23,380)	(8,907)	-	(33,013)

Balance, December 31, 2013	12,554	58,908	453,448	162,806	2,231	689,947
Additions	-	2,952	-	-	-	2,952
Effect of changes in exchange rates	1,621	-	52,228	19,897	-	73,746

Balance, December 31, 2014	14,175	61,860	505,676	182,703	2,231	766,645

Accumulated amortization
Balance, January 1, 2013	-	48,028	48,351	6,369	2,212	104,960
Amortization	382	2,135	18,694	6,332	19	27,562
Effect of changes in exchange rates	(13)	-	(596)	(174)	-	(783)

Balance, December 31, 2013	369	50,163	66,449	12,527	2,231	131,739
Amortization	649	2,649	30,593	9,990	-	43,881
Effect of changes in exchange rates	107	-	5,039	1,466	-	6,612

Balance, December 31, 2014	1,125	52,812	102,081	23,983	2,231	182,232

Carrying amount
December 31, 2013	12,185	8,745	386,999	150,279	-	558,208
December 31, 2014	13,050	9,048	403,595	158,720	-	584,413

Indefinite-Lived Other Intangible Assets

Indefinite-lived other intangible assets consist of the following:

(in thousands)	In-process R&D EUR
Cost
Balance, January 1, 2013	-
Acquisitions through business combinations	147,485

Additions	-
Effect of changes in exchange rates	(8,059)
Balance, December 31, 2013	139,426
Additions	-
Carrying amount, December 31, 2014	139,426

Future Amortization Expenses

As at December 31, 2014, the estimated amortization expenses for other intangible assets, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2015	46,918
2016	58,355
2017	57,558
2018	56,220
2019	55,706
Thereafter	449,082

Amortization expenses	723,839